EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
SCHEDULE OF WARRANTS OUTSTANDING

A summary of the warrants outstanding for the year ended December 31, 2024 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2022	400,000	$1.30
Granted during the period	-	$-
Exercised during the period	-	$-
Cancelled during the period	-	$-
Outstanding at December 31, 2022	400,000	$1.30
Granted during the period	-	$-
Exercised during the period	-	$-
Expired during the period	(400,000)	$1.30
Outstanding at December 31, 2023	-	$-
Granted during the period	-	$-
Cancelled during the period	-	$-
Outstanding at December 31, 2024	-	$-

SCHEDULE OF STOCK OPTIONS OUTSTANDING

A summary of the stock options outstanding for the year ended December 31, 2024 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2022	277	3,746.8
Granted during the period	3	$20,026
Exercised during the period	(90)	$2,648.6
Cancelled during the period	-	$-
Outstanding at December 31, 2022	190	$4,554.3
Granted during the period	31	$6,844.4
Exercised during the period	-	$-
Cancelled during the period	-	$-
Outstanding at December 31, 2023	221	$4,862.8
Granted during the period	201	$2,308.2
Cancelled during the period	(422)	$3,646
Outstanding at December 31, 2024	-	$-
Exercisable at December 31, 2024	-	$-

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

Details of the fair value of options granted and the assumptions used in the Black-Scholes option pricing model are as follows:

	2024	2023
Weighted average fair value of options granted	$0.57	$1.61
Risk-free interest rate	3.4%	3.76%
Estimated life (in years)	5	5
Expected volatility	108.75%	100.64%
Expected dividend yield	0%	0%